Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.63202%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,161,210.73

Principal:
Principal Collections	$16,827,109.92
Prepayments in Full	$7,951,090.69
Liquidation Proceeds	$247,466.86
Recoveries	$117,047.05
Sub Total	$25,142,714.52
Collections	$27,303,925.25

Purchase Amounts:
Purchase Amounts Related to Principal	$162,459.46
Purchase Amounts Related to Interest	$1,094.64
Sub Total	$163,554.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,467,479.35

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,467,479.35
Servicing Fee	$429,872.28	$429,872.28	$0.00	$0.00	$27,037,607.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,037,607.07
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$27,037,607.07
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$27,037,607.07
Interest - Class A-3 Notes	$1,288,257.38	$1,288,257.38	$0.00	$0.00	$25,749,349.69
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$25,449,966.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,449,966.36
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$25,230,670.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,230,670.69
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$25,080,259.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,080,259.77
Regular Principal Payment	$22,975,845.34	$22,975,845.34	$0.00	$0.00	$2,104,414.43
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,104,414.43
Residual Released to Depositor	$0.00	$2,104,414.43	$0.00	$0.00	$0.00
Total		$27,467,479.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,975,845.34
Total					$22,975,845.34

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,975,845.34	$47.97	$1,288,257.38	$2.69	$24,264,102.72	$50.66
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$22,975,845.34	$14.55	$1,957,347.30	$1.24	$24,933,192.64	$15.79

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$295,584,867.33	0.6170874	$272,609,021.99	0.5691211
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$445,524,867.33	0.2821671	$422,549,021.99	0.2676156

Pool Information
Weighted Average APR	5.474%	5.515%
Weighted Average Remaining Term	35.16	34.51
Number of Receivables Outstanding	23,897	23,216
Pool Balance	$515,846,741.66	$490,385,351.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$480,894,131.39	$457,536,365.21
Pool Factor	0.3000189	0.2852104

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$32,848,986.60
Targeted Overcollateralization Amount	$67,836,329.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$67,836,329.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		53	$273,262.92
(Recoveries)		84	$117,047.05
Net Loss for Current Collection Period			$156,215.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3634%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.1768%
Second Prior Collection Period			0.9078%
Prior Collection Period			0.9760%
Current Collection Period			0.3726%
Four Month Average (Current and Prior Three Collection Periods)			0.8583%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,421	$15,308,872.54
(Cumulative Recoveries)			$2,443,313.17
Cumulative Net Loss for All Collection Periods			$12,865,559.37
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7483%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,323.37
Average Net Loss for Receivables that have experienced a Realized Loss			$5,314.15

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.62%	245	$7,923,836.39
61-90 Days Delinquent	0.33%	53	$1,595,223.46
91-120 Days Delinquent	0.05%	8	$258,732.97
Over 120 Days Delinquent	0.17%	21	$842,927.56
Total Delinquent Receivables	2.17%	327	$10,620,720.38

Repossession Inventory:
Repossessed in the Current Collection Period		21	$756,515.94
Total Repossessed Inventory		34	$1,300,604.05

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2589%
Prior Collection Period			0.3264%
Current Collection Period			0.3532%
Three Month Average			0.3128%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5500%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	30

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	74	$2,328,946.28
2 Months Extended	130	$3,734,736.18
3+ Months Extended	26	$905,443.06

Total Receivables Extended	230	$6,969,125.52
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer